Shareholder's Deficit (Tables)	12 Months Ended
Dec. 31, 2017
Shareholder's Deficit
Change in Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss

	December 31,	December 31,
(in thousands)	2017	2016
Unrealized loss on minimum pension liability adjustment, net of tax	$(6,638)	$(7,826)

Changes in Accumulated Other Comprehensive Income for the year ended December 31, 2017 are as follows:

(in thousands)
Minimum pension liability - balance at December 31, 2016	$(7,826)
Net actuarial gain	445
Reclassification for amortization of net gain	743
Net current year other comprehensive income	1,188
Minimum pension liability - balance at December 31, 2017	$(6,638)